Material Accounting Policy Information (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Significant Accounting Policies [Line Items]
Term of warranty	5 years
Impairment on finance lease receivables	$ 0	$ 0	$ 423,267
Contract payment	$ 5,350,000